Commitments and Contingencies - Schedule of Renewable Energy Credit Commitments (Details) - renewable_energy_credit renewable_energy_credit in Thousands	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2026-2027	13	21
2027-2028	21	21
2028-2029	21	21
2029-2030	21	21
2030-2031	20	20
Thereafter	144	144
Total	240	248